Comparative information 2021 - Summary of Other Charges (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Disclosure of other charges [line items]
Other charges	€ 101